Stock-Based Compensation - Summary of Stock Options Activity (Detail) - AUD / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Options, Number, Beginning balance	104,027	511,780
Exercised, Outstanding Options, Number	(55,131)	(333,287)
Forfeited, Outstanding Options, Number		(74,466)
Outstanding Options, Number, Ending balance	48,896	104,027
Outstanding Options, Weighted Average Exercise Price, Beginning balance	AUD 7.22	AUD 8.17
Exercised, Outstanding Options, Weighted Average Exercise Price	7.97	8.54
Forfeited, Outstanding Options, Weighted Average Exercise Price		7.85
Outstanding Options, Weighted Average Exercise Price, Ending balance	AUD 6.38	AUD 7.22